Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
13. Commitments and Contingencies
Purchase Commitments
Purchase commitments primarily consist of future commitments to purchase new compression units ordered but not received. The commitments as of September 30, 2023, were $215.7 million, of which $182.9 million is expected to be settled within the next twelve months.
Contingent Consideration
The Company agreed to pay, as contingent consideration, up to $3.7 million of certain past due accounts receivable acquired in connection with a prior acquisition in 2019, if collected, to the seller. The Company records contingent consideration at the acquisition and end of reporting periods at fair value in accrued liabilities. As of September 30, 2023 and December 31, 2022, none of the outstanding receivables had been collected.
Sales Tax Contingency
Between October 2019 and April 2023, the Company received notices from the Texas Comptroller’s office in regards to audits for periods ranging from December 2015 through December 2022. The audits pertain to whether the Company may owe sales tax on certain of its compression equipment that it had purchased during that time period. As of December 31, 2022, the Company had accrued a total amount of $27.8 million for this contingent liability. During the nine months ended September 30, 2023, based on current information the Company accrued an additional $0.9 million and as of September 30, 2023, the Company had accrued a total of $28.7 million for this contingent liability.
Legal Matters
From time to time, the Company may become involved in various legal matters. Management believes that there are no legal matters as of September 30, 2023 whose resolution could have a material adverse effect on the unaudited condensed consolidated financial statements.

10. Commitments and Contingencies
Purchase Commitments
Purchase commitments of $166.9 million that primarily consist of commitments to purchase compression units are expected to be settled within the next twelve months.
Contingent Consideration
As part of a prior acquisition, the Company agreed on contingent consideration associated with the collectability of certain past due accounts receivable amounts of $7.3 million from a particular customer. The agreement calls for any amount collected of the outstanding receivables balance up to 50% is due to seller and any amount over 50% of the outstanding receivable balance to be due to the Company. The Company records contingent consideration at the acquisition and end of reporting periods at fair value. During 2020, the Company wrote off an outstanding receivable balance due to the Company of $3.7 million to bad debt and recorded $3.7 million related to the 50% of the receivable balance due to the seller in accrued liabilities. As of December 31, 2022 and 2021, none of the outstanding receivables had been collected.
Sales Tax Contingency
Beginning in October 2019 through September 2022, the Company received notices from the Texas Comptroller’s office in regards to audits for periods ranging from December 2015 through October 2022. The audits pertain to whether the Company may owe sales tax on certain of their compression equipment that they had purchased during that time period. As of December 31, 2021, based on information currently available, the Company had accrued a contingent liability of approximately $21.3 million, of which approximately $5.2 million was reclassed from other liabilities to accrued liabilities. During the year ended December 31, 2022, based on current information the Company accrued an additional amount of approximately $6.5 million and as of December 31, 2022, the Company had accrued a total amount of $27.8 million for this contingent liability.
Legal Matters
From time to time, the Company may become involved in various legal matters. Management believes that there are no legal matters as of December 31, 2022 whose resolution could have a material adverse effect on the consolidated financial statements.